RELATED PARTY TRANSACTIONS AND BALANCES - Related party transactions 1 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Due to related parties:	$ 633	¥ 4,130	¥ 4,597
Repayments of Related Party Debt	164	1,072	150	¥ 350
CRS
Related Party Transaction [Line Items]
Due to related parties:	430	2,802	1,894
Zhijun
Related Party Transaction [Line Items]
Due to related parties:	8	55
Repayments of Related Party Debt	2,645	17,261
Jiaxing Zhijun
Related Party Transaction [Line Items]
Due to related parties:	135	877	2,403
Jiangsu Anpac
Related Party Transaction [Line Items]
Due to related parties:	46	302	300
Revenue from Related Parties	6	39	64	110
Repayments of Related Party Debt			¥ 150	¥ 350
Weidong Dai
Related Party Transaction [Line Items]
Due to related parties:	3	22
Rouou Ying
Related Party Transaction [Line Items]
Due to related parties:	1	4
Shanghai muqing industrial
Related Party Transaction [Line Items]
Due to related parties:	10	68
Consulting service | Jiangsu Anpac
Related Party Transaction [Line Items]
Due to related parties:	1	8
Rent received | Shanghai muqing industrial
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 68	¥ 443